U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR


                  Investment Company Act File Number 811-03054



                        THE MATTERHORN GROWTH FUND, INC.
               (Exact Name of Registrant as Specified in Charter)


                       301 Oxford Valley Road, Suite 802B
                                Yardley, PA 19067
                    (Address of Principal Executive Offices)


               Registrant's Telephone Number, including Area Code:
                                 (215) 321-1900



                          Gregory A. Church, President
                       301 Oxford Valley Road, Suite 802B
                                Yardley, PA 19067
                     (Name and Address of Agent for Service)


                                    Copy to:
                             Dee Anne Sjogren, Esq.
                               Thompson Coburn LLP
                                One US Bank Plaza
                               St. Louis, MO 63101


                             Date of Fiscal Year End
                                  June 30, 2005

                            Date of Reporting Period
                                  June 30, 2005

                                     [LOGO]
                                      THE
                                   MATTERHORN
                                     GROWTH
                                   FUND, INC.
================================================================================

                                 ANNUAL REPORT






























================================================================================
                               For the Year Ended
                                 June 30, 2005

                                     [LOGO]
                                       THE
                                   MATTERHORN
                                     GROWTH
                                   FUND, INC.




The Matterhorn Growth Fund, Inc.


Dear Shareholder,

The past twelve months have been marked by two distinct chapters. For most of the first half, the market, as various uncertainties played out, moved up. However, in the last six months, the equity market has traded in a very narrow range. For the year ended June 30, 2005, the Matterhorn Growth Fund was up 3.46% while the S&P 500 was up 6.2%, with all those gains occurring in the first six months.

The trendless nature of the equity market for the last six months can be attributed to a fear that the economic expansion is in jeopardy. While some uncertainties have played out, others continue to grow. The Federal Reserve continued to move short-term rates up 1/2 point after each meeting. The housing market continues to exhibit rich valuation. The question remains at what point does housing come back to reality? In addition, the price of oil continued its rise creating a rise in input costs and rising headline inflation.

At some point the Federal Reserve will stop raising rates. Their intent is to move short-term rates from the very accommodative level of last year to a more "neutral" level as it pertains to economic stimulus. Additionally, while the economic data is mixed, the economy is still expanding moderately and corporate profits are solid. While the equity market can continue to be range bound for some period of time, ultimately we need continued growth in the economy and corporate profits to move equity prices higher.

During the year, we were active buyers and sellers of stocks as the market moved up. However, the recent sideways move in the market has dampened our trading activity. Our approach continues to be one where the search for cheap valuation is paramount. Recently we identified two new opportunities in Estee Lauder and Perkin Elmer. Our largest holdings as of June 30th include Royal Dutch, Raytheon and American International Group.

Sincerely yours,

/S/ GREGORY A. CHURCH
---------------------
Gregory A. Church
Portfolio Manager




------
The opinions expressed above are those of the fund manager, are subject to change, and any forecasts made cannot be guaranteed.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. One cannot invest directly in an index.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

This material must be preceded or accompanied by a current prospectus. Please refer to the prospectus for important information about the investment company including investment objectives, risks, charges and expenses.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security.

Bainbridge Securities, Inc., distributor. (6/05)

                  THE MATTERHORN GROWTH FUND, INC.
--------------------------------------------------------------------------------
SECTOR ALLOCATION at June 30, 2005
--------------------------------------------------------------------------------

              Capital Goods                           15.1%
              Consumer Cyclical                       24.6%
              Energy                                  11.6%
              Financials                              18.0%
              Health Care                              6.3%
              Industrials                              7.5%
              Information Technology                  10.2%
              Materials                                1.9%
              Telecommunication Services               2.3%
              Cash*                                    2.5%






* Cash equivalents and other assets less liabilities.

                   THE MATTERHORN GROWTH FUND, INC.
--------------------------------------------------------------------------------
EXPENSE EXAMPLE For the Year Ended June 30, 2005
--------------------------------------------------------------------------------


         As a shareholder of the Fund, you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/1/04 - 6/30/05).

--------------------------------------------------------------------------------
ACTUAL EXPENSES
--------------------------------------------------------------------------------

         The first line of the table below provides information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales load or other transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by Unified Fund Services, Inc., the Fund's transfer agent. If you request that a redemption be made by wire transfer, currently, the Fund's transfer agent charges a $15.00 fee. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds may vary. These examples are not included in the example below. The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees. However, the example below does not include portfolio trading commissions and related expenses, interest expense or dividends on short positions taken by the Fund and other extraordinary expenses as determined under generally accepted accounting principles. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                        THE MATTERHORN GROWTH FUND, INC.
--------------------------------------------------------------------------------
EXPENSE EXAMPLE For the Year June 30, 2005
--------------------------------------------------------------------------------


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

         The second line of the table below provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if charged. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                       Beginning         Ending               Expenses Paid
                        Account          Account            During the Period
                      Value 7/1/04     Value 6/30/05        7/1/04 - 6/30/05*
Actual                  $1,000            $1,035                $32.91
Hypothetical
  (5% annual return
before expenses)        $1,000            $1,050                $33.39

------
* Expenses are equal to the Fund's annualized expense ratio of 3.18% multiplied by the average account value over the period.

                        THE MATTERHORN GROWTH FUND, INC.
                       Value of $10,000 vs S&P 500 Index


  Annual Average Total Return
  Period Ended June 30, 2005*
1 Year ................   3.46%
5 Year ................  (9.09%)
10 Year ...............   2.01%
Since Inception .......   6.84


                                              TOTAL               S&P
                                              VALUE               500

                        9/27/88              10000.00           10000.00
                        6/30/89              12279.41           11853.43
                        6/30/90              13799.02           13346.01
                        6/30/91              14215.69           13835.83
                        6/30/92              15441.18           15214.34
                        6/30/93              19901.61           16791.53
                        6/30/94              21016.54           16561.17
                        6/30/95              25085.45           20306.79
                        6/30/96              27996.13           24999.25
                        6/30/97              30977.27           32995.60
                        6/30/98              34501.96           42266.46
                        6/30/99              41783.02           51170.58
                        6/30/00              40705.41           44789.77
                        6/30/01              31795.00           38147.45
                        6/30/02              22854.24           31284.72
                        6/30/03              26140.37           51119.85
                        6/30/04              29595.50           60887.86
                        6/30/05              30618.22           64737.49





Past performance is not predictive of future performance.

* The returns shown do not reflect deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
     The S&P 500 Index is a broad market-weighted average of U.S. blue-chip companies.
     The S&P 500 Index is unmanaged and returns include reinvested dividends.




                  THE MATTERHORN GROWTH FUND, INC.
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS at June 30, 2005
--------------------------------------------------------------------------------

SHARES                                                                   VALUE
--------------------------------------------------------------------------------
COMMON STOCKS: 93.4%
AEROSPACE/DEFENSE: 6.7%
7,000      Raytheon Co.                                                $ 273,840
                                                                       ---------

CHEMICALS: 4.3%
4,000      Dow Chemical Co. (The)                                        178,120
                                                                       ---------

DRUGS & PHARMACEUTICALS: 4.0%
6,000      Pfizer, Inc.                                                  165,480
                                                                       ---------

DIVERSIFIED TECHNOLOGY: 2.8%
5,000      Agilent Technologies, Inc.*                                   115,100
                                                                       ---------


ELECTRONIC COMPONENTS: 4.1%
6,000      Texas Instruments, Inc.                                       168,420
                                                                       ---------


FINANCIAL SERVICES: 12.4%
4,000      Citigroup, Inc.                                               184,920
5,000      JPMorgan Chase & Co.                                          176,600
2,750      PNC Financial Services Group, Inc.                            149,765
                                                                       ---------
                                                                         511,285
                                                                       ---------

INSURANCE - MULTILINE: 5.6%
4,000      American International Group, Inc.                            232,400
                                                                       ---------

MEDIA/ENTERTAINMENT: 16.5%
12,348     Directv Group (The), Inc.*                                    191,394
                                                                       ---------

5,000      Disney (Walt) Co.                                             125,900
2,500      Gannett Co., Inc.                                             177,825
11,000     Time Warner, Inc.*                                            183,810
                                                                       ---------
                                                                         678,929
                                                                       ---------
METALS & MINING: 1.9%
3,000      Alcoa, Inc.                                                    78,390
                                                                       ---------

OIL & GAS: 7.9%
5,000      Royal Dutch Petroleum Co. ADR                                 324,500
                                                                       ---------






SHARES                                                                   VALUE
--------------------------------------------------------------------------------
OIL SERVICES: 3.7%
3,000      Baker Hughes, Inc.                                          $ 153,480
                                                                       ---------

PERSONAL PRODUCTS: 3.8%
4,000      Estee Lauder Companies, Inc.                                  156,520
                                                                       ---------

PRINTING & PUBLISHING: 4.3%
5,000      Tribune Co.                                                   175,900
                                                                       ---------

RAILROADS: 4.7%
3,000      Union Pacific Corp.                                           194,400
                                                                       ---------

SEMICONDUCTOR: 2.1%
10,000     LSI Logic Corp.*                                               84,900
                                                                       ---------

TECHNOLOGY - SCIENTIFIC INSTRUMENTS: 2.3%
5,000      PerkinElmer, Inc.                                              94,500
                                                                       ---------

TELECOMMUNICATIONS - EQUIPMENT:  4.0%
10,000     Corning, Inc.*                                                166,200
                                                                       ---------

TELECOMMUNICATIONS - SERVICES: 2.3%
4,000      SBC Communications, Inc.                                       95,000
                                                                       ---------

TOTAL COMMON STOCKS
(cost $3,854,412)                                                     $3,847,364
                                                                      ----------

WARRANTS: 0.0%
TECHNOLOGY - PROCESSING SYSTEMS: 0.0%
471        Lucent Technologies, Inc. Wts., Exp. 12/10/07*                    363
                                                                       ---------

TOTAL WARRANTS
(cost $782)                                                           $      363
                                                                      ----------

TOTAL INVESTMENTS IN SECURITIES
(cost $3,855,194): 93.4%                                              $3,847,727
Other Assets less Liabilities: 6.6%                                      269,815
                                                                      ----------

NET ASSETS: 100.0%                                                    $4,117,542
                                                                      ==========

------
* Non-income producing security.
ADR - American Depositary Receipt






See accompanying Notes to Financial Statements.
8



                        THE MATTERHORN GROWTH FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES at June 30, 2005
--------------------------------------------------------------------------------

ASSETS
        Investments in securities, at value (cost $3,855,194) ...   $ 3,847,727
        Cash ....................................................       101,046
        Receivables:
                Investments sold ................................       177,856
                Dividends .......................................         4,455
        Prepaid expenses ........................................        10,747
                                                                    -----------
        Total assets ............................................     4,141,831
                                                                    -----------

LIABILITIES
        Payables:
        Accrued expenses ........................................        24,289
                                                                    -----------
                Total liabilities ...............................        24,289
                                                                    -----------

        NET ASSETS ..............................................   $ 4,117,542
                                                                    ===========

        NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
          ($4,117,542/860,132 shares outstanding; 100,000,000
          shares authorized, par value $.001) ...................   $      4.79
                                                                    ===========

        COMPONENTS OF NET ASSETS
        Paid-in capital .........................................   $ 4,682,626
        Accumulated net realized loss on investments ............      (557,617)
        Net unrealized depreciation on investments ..............        (7,467)
                                                                    -----------
                Net assets ......................................   $ 4,117,542
                                                                    ===========









See accompanying Notes to Financial Statements.
                                                                               9


                        THE MATTERHORN GROWTH FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS For the Year Ended June 30, 2005
--------------------------------------------------------------------------------
INVESTMENT INCOME
  Income
    Dividends ...................................................     $  76,286
                                                                      ---------
  Expenses
    Advisory fees ...............................................        42,989
    Transfer agent fees .........................................        36,000
    Administration fees .........................................        22,500
    Fund accounting fees ........................................        20,400
    Insurance expense ...........................................        17,463
    Reports to shareholders .....................................        11,596
    Distribution fees ...........................................        10,747
    Audit fees ..................................................         6,481
    Legal fees ..................................................         5,146
    Custody fees ................................................         4,492
    Director fees ...............................................         3,885
    Registration expense ........................................         1,273
    Miscellaneous ...............................................         9,189
                                                                      ---------
    Total expenses before fee waivers
        and custodian credits ...................................       192,161
    Fees waived .................................................       (53,736)
    Fees reduced by custodian credits ...........................        (1,734)
                                                                      ---------
    Total expenses after fee waivers and
        custodian credits .......................................       136,691
                                                                      ---------
        NET INVESTMENT LOSS .....................................       (60,405)
                                                                      ---------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain on investments ..............................       228,863
  Net change in unrealized appreciation on investments ..........       (34,641)
                                                                      ---------
    Net realized and unrealized gain on investments .............       194,222
                                                                      ---------
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......     $ 133,817
                                                                      =========




See accompanying Notes to Financial Statements.
10


                        THE MATTERHORN GROWTH FUND, INC.
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                                                          YEAR          YEAR
                                                          ENDED         ENDED
                                                         JUNE 30,      JUNE 30,
                                                          2005           2004
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS FROM:

OPERATIONS
  Net investment loss ............................   $   (60,405)   $   (82,509)
  Net realized gain on investments ...............       228,863        116,225
  Net change in unrealized appreciation
    (depreciation) on investments ................       (34,641)       528,281
                                                     -----------    -----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS ......................       133,817        561,997
                                                     -----------    -----------

CAPITAL SHARE TRANSACTIONS
  Net decrease in net assets derived from
    net change in outstanding shares (a) .........      (579,258)      (391,100)
                                                     -----------    -----------
      TOTAL INCREASE (DECREASE) IN NET ASSETS ....      (445,441)       170,897

NET ASSETS
  Beginning of year ..............................     4,562,983      4,392,086
                                                     -----------    -----------
  END OF YEAR ....................................   $ 4,117,542    $ 4,562,983
                                                     ===========    ===========

(a) A summary of capital share transactions is as follows:

                                      YEAR ENDED                YEAR ENDED
                                     JUNE 30, 2005             JUNE 30, 2004
                                 ---------------------     ---------------------
                                   Shares      Value         Shares      Value
                                   ------      -----         ------      -----
Shares sold .................      25,944    $ 121,059       32,281    $ 141,330
Shares issued in reinvestment
  of distributions ..........        --           --           --           --
Shares redeemed .............    (151,040)    (700,317)    (120,324)    (532,430)
Net decrease ................    (125,096)   $(579,258)     (88,043)   $(391,100)





See accompanying Notes to Financial Statements.
                                                                              11


                        THE MATTERHORN GROWTH FUND, INC.
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each year
--------------------------------------------------------------------------------


                                                           YEAR ENDED JUNE 30,
                                     --------------------------------------------------------
                                        2005       2004        2003        2002        2001
---------------------------------------------------------------------------------------------
Net asset value, beginning of year   $    4.63  $    4.09  $    4.33  $     6.37  $     8.70
                                     ---------  ---------  ---------  ----------  ----------

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss ..............       (0.07)     (0.08)     (0.10)      (0.14)      (0.15)
Net realized and unrealized gain
  (loss) on investments ..........        0.23       0.62      (0.14)      (1.57)      (1.70)
                                     ---------  ---------  ---------  ----------  ----------
Total from investment operations .        0.16       0.54      (0.24)      (1.71)      (1.85)
                                     ---------  ---------  ---------  ----------  ----------

LESS DISTRIBUTIONS:
From net realized gain ...........     --         --         --            (0.33)      (0.48)
                                     ---------  ---------  ---------  ----------  ----------
Net asset value, end of year .....   $    4.79  $    4.63  $    4.09  $     4.33  $     6.37
                                     =========  =========  =========  ==========  ==========
Total return .....................        3.46%     13.20%     (5.54)%    (28.12)%    (21.89)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (millions)   $    4.1   $    4.6   $    4.4   $     5.1   $     7.5

RATIO TO AVERAGE NET ASSETS:
Expenses (excluding interest)
  (before fee waiver
  and custodian credits) .........        4.47%      4.11%      5.81%       3.97%       3.48%
Expenses (excluding interest)
  (after fee waiver
and custodian credits) ...........        3.18%      3.21%      4.50%       3.97%       3.48%
Net investment loss (before
fee waiver and custodian credits)        (2.70)%    (2.72)%    (3.93)%     (2.42)%     (2.03)%
Net investment loss (after
fee waiver and custodian credits)        (1.41)%    (1.82)%    (2.62)%     (2.42)%     (2.03)%
Portfolio turnover rate ..........       37.41%     65.16%     28.41%     141.27%     122.47%





See accompanying Notes to Financial Statements.
12

                        THE MATTERHORN GROWTH FUND, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


NOTE 1 - ORGANIZATION

         The Matterhorn Growth Fund, Inc. (the "Fund") was incorporated in the state of Maryland on May 2, 1980 and is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The Fund's objective is to seek long-term capital appreciation for shareholders.


NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

         A. SECURITY VALUATION. Securities traded on a national securities exchange or NASDAQ are valued at the last reported sales price at the close of regular trading on each day that the exchanges are open for trading; securities traded on an exchange or NASDAQ for which there have been no sales, at the mean between the last bid and asked prices, and at the closing bid price for other securities traded in the over-the-counter market. If no bid is quoted on such day, the security is valued by such method as the Board of Directors of the Fund shall determine in good faith to reflect the security's fair value. All other assets of the Fund are valued by, or under, direction of the Board of Directors in such a manner as the Board of Directors, or its delegate, in good faith deem appro- priate to reflect their fair value. Short-term investments with less than 60 days to maturity when acquired by the Fund are valued on an amortized cost basis.

         B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Securities transactions are accounted for on the trade date. The cost of securities sold is determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis. It is the Fund's policy to take possession of securities as collateral under repur- chase agreements and to determine, on a daily basis, that the value of such securities are sufficient to cover the value of the repurchase agreements.

         C. FEDERAL INCOME TAXES. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required. At June 30, 2005, the Fund has a capital loss carryforward of $523,246 which expires in 2012, available to offset future gains, if any.

         D. DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date. Distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

                        THE MATTERHORN GROWTH FUND, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

         E. USE OF ESTIMATES. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial state- ments. Actual results could differ from those estimates.

         F. RECLASSIFICATION OF CAPITAL ACCOUNTS. Accounting principals generally accepted in the United States of America require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2005, the Matterhorn Growth Fund, Inc. decreased paid-in-capital and accumulated net investment loss by $60,405.


NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

         A. INVESTMENT ADVISORY AGREEMENTS. Pursuant to an Advisory Agreement with Matterhorn Asset Management Corporation (the "Adviser"), with whom certain officers and directors are affiliated, the Adviser receives a fee, payable monthly, at the annual rate of 1.00% of the Fund's daily average net assets. The Fund is responsible for its own operating expenses. The Adviser has voluntarily waived all of its advisory and distribution fees for the year ended June 30, 2005. Any fee voluntarily reduced by the Adviser shall be reimbursed by the Fund to the Adviser, if so requested by the Adviser, any time before the end of the third fiscal year following the year to which the fee waiver relates. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses. Any such reimburse- ment is also contingent upon the Board of Trustees review and approval prior to the time the reimbursement is initiated. For the year ended June 30, 2005, the adviser waived $42,989 of its advisory fees. As of June 30, 2005, the cumu- lative advisory fees waived is $125,122, of which $51,560 may be recouped by June 30, 2006, $30,573 may be recovered by June 30, 2007, and $42,989 may be recovered by June 30, 2008.

         B. DISTRIBUTION AGREEMENTS. Bainbridge Securities Inc. ("Bainbridge") acts as distributor for shares of the Fund pursuant to a Distribution Agreement. Bainbridge is an affiliate of the Adviser. For the year ended June 30, 2005, Bainbridge received as commissions $5,420 from the Fund in connection with the purchases and sales of securities in the Fund's portfolio.

                        THE MATTERHORN GROWTH FUND, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------

         C. DISTRIBUTION PLAN. The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Plan provides that the Fund will pay Bainbridge an aggregate distribution fee, payable monthly, at the annual rate of 0.25% of the Fund's average daily net assets. The fee is paid to Bainbridge as compensation for its services rendered. Bainbridge has voluntarily waived $10,747 of the distribution fees for the year ended June 30, 2005.

         D. ADMINISTRATION AGREEMENT. Pursuant to an administration agreement with Beekman Place Financial (the "Administrator"), the Fund pays the Administrator a monthly fee for its services at the annual rate of 0.10% of the Fund's average daily net assets, subject to a minimum annual fee of $22,500.

         E. OTHER. The Fund pays each Director who is not an "interested person" a $300 attendance fee and reimburses them for expenses incurred to attend the meetings. Certain officers and Directors of the Fund are also officers and/or Directors of the Adviser, Administrator and Distributor.

               Custodian fees have been reduced by credits allowed by the Fund's custodian for uninvested cash balances. The Fund could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the year ended June 30, 2005 are shown separately in the Statement of Operations.

 NOTE 4 - INVESTMENT TRANSACTIONS

         The cost of purchases and proceeds from the sales of securities, excluding short-term investments, for the year ended June 30, 2005 were $1,527,221 and $2,190,535 respectively.

 NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS

         As of June 30, 2005 the components of distributable earnings/(deficit) on a tax basis were as follows:

       Cost of investments for tax purposes                   $ 3,889,565
                                                              ===========
       Gross tax unrealized appreciation                          375,968
       Gross tax unrealized depreciation                         (417,806)
                                                              -----------
       Net tax unrealized appreciation on investments             (41,838)
       Capital loss carryforward                                 (523,246)
                                                              -----------
                                                              $  (565,084)
                                                              ===========

         The difference between the book basis and tax basis unrealized depreciation is attributable primarily to the tax deferral of losses on wash sales.


                        THE MATTERHORN GROWTH FUND, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------


NOTE 5 - DIRECTORS AND OFFICER INFORMATION (UNAUDITED)
                                                              NUMBER OF
                                                              PORTFOLIOS
                                                              IN FUND
                                             PRINCIPAL        COMPLEX
                                            OCCUPATION(S)     OVERSEEN    OTHER
NAME, ADDRESS      POSITION(S)      YEAR     DURING THE        BY         DIRECTORSHIPS
AND AGE              HELD         ELECTED(1) PAST 5 YEARS      DIRECTOR   HELD

"NON-INTERESTED" DIRECTORS

Kevin M. Covert      Director     1995     Assistant General      One
301 Oxford                                 Counsel-Employee
Valley Road                                Benefits, Honeywell
Suite 802B                                 International Inc.
Yardly, PA 19067                           since November
(44)                                       1998 to Present;
                                           Partner, Kulzer &
                                           DiPadova, P.A.
                                           (law firm) from
                                           1984 to November
                                           1998.

Gerald Printz        Director     1995     President              One
301 Oxford                                 AMSADOR, Ltd.
Valley Road                                (computer security
Suite 802B                                 and disaster
Yardly, PA 19067                           recovery
(46)                                       planning
                                           consultant),
                                           since 1995.

Richard E.          Director      1999     Chief Executive       One
Pfeiffer, Jr.                              officer of REPTEX,
301 Oxford Inc.,                           owner/operator
Valley Road                                of multiple automo-
Suite 802B                                 bile repair facilities
Yardly, PA 19067                           since 1977;
(46)                                       President of C.O.P.
                                           Enterprise (real estate apartment
                                           rental business) since 1998.








16




                        THE MATTERHORN GROWTH FUND, INC.
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS - (Continued)
--------------------------------------------------------------------------------


NOTE 5 - DIRECTORS AND OFFICER INFORMATION (UNAUDITED) (CONTINUED)

                                                              NUMBER OF
                                                              PORTFOLIOS
                                                              IN FUND
                                             PRINCIPAL        COMPLEX
                                            OCCUPATION(S)     OVERSEEN    OTHER
NAME, ADDRESS      POSITION(S)      YEAR     DURING THE        BY         DIRECTORSHIPS
AND AGE              HELD         ELECTED(1) PAST 5 YEARS      DIRECTOR   HELD
                                                              NUMBER OF
                                                              PORTFOLIOS
                                                              IN FUND

"INTERESTED" DIRECTORS AND OTHER OFFICERS  (2)

Gregory A.           President,   1995     President,         One
Church               Secretary,            Church Capital
301 Oxford           Treasurer             Management, Inc.
Valley Road          and Director          (formerly Church
Suite 802B                                 Capital Management,
Yardly, PA 19067                           Inc. and G.A.
(46)                                       Church & Company)
                                           (registered invest-
                                           ment advisers)
                                           since June 1987;
                                           Chairman,
                                           Bainbridge
                                           Securities Inc.
                                           (registered broker-
                                           dealer) since
                                           October 1994.

------
1    Directors and officers of the Fund serve until their resignation, removal or retirement.
2    "Interested persons" within the meaning as defined in the 1940 Act.


         Further information regarding the Fund's Board of Directors may be found in the Fund's Statement of Additional Information.

                        THE MATTERHORN GROWTH FUND, INC.
--------------------------------------------------------------------------------
NOTICE TO SHAREHOLDERS
--------------------------------------------------------------------------------


INFORMATION ABOUT THE PORTFOLIO HOLDINGS - (Unaudited)

         Matterhorn Growth Fund, Inc. files its complete schedule of portfolio holdings for its first and third quarters with the SEC on Form N-Q. The Fund's Form N-Q is available without charge, upon request, by calling (800) 637-9301. Furthermore, you can obtain the Form N-Q on the SEC's website at www.sec.gov.


INFORMATION ABOUT PROXY VOTING - (Unaudited)

         Information regarding how Matterhorn Growth Fund, Inc. votes proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at (866) 637-9301 or by accessing the SEC's website at www.sec.gov.

         Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ending June 30, 2005 is available by calling
(866) 637-9301 or by accessing the SEC's website at www.sec.gov.

                        THE MATTERHORN GROWTH FUND, INC.
--------------------------------------------------------------------------------
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------


TO THE BOARD OF DIRECTORS AND SHAREHOLDERS
THE MATTERHORN GROWTH FUND, INC.

         We have audited the accompanying statement of assets and liabilities of The Matterhorn Growth Fund, Inc. (the "Fund"), including the schedule of investments as of June 30, 2005, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

         We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2005 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

         In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Matterhorn Growth Fund, Inc. as of June 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.




                                                     TAIT, WELLER & BAKER
PHILADELPHIA, PENNSYLVANIA
JULY 18, 2005

================================================================================





                               Investment Adviser
                    MATTERHORN ASSET MANAGEMENT CORPORATION
                       301 Oxford Valley Road, Suite 802B
                           Yardley, Pennsylvania 19067

                                   Distributor
                           BAINBRIDGE SECURITIES INC.
                       301 Oxford Valley Road, Suite 801B
                           Yardley, Pennsylvania 19067

                                    Custodian
                          THE HUNTINGTON NATIONAL BANK
                         Easton Business Service Center
                              7 Easton Oval EA4E72
                              Columbus, Ohio 43219

                                 Transfer Agent
                           UNIFIED FUND SERVICES, INC.
                          431 North Pennsylvania Street
                          Indianapolis, Indiana 46204



================================================================================


This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Past performance results shown in this report should not be considered a representation of future performance. Due to market volatility fund performance may fluctuate substantially over short-term and current performance may differ from that shown. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a Code of Ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant adopted the Code of Ethics as of January 2, 2004. The registrant has not granted any express or implicit waivers from the provisions of the Code of Ethics during the period covered by this report.

A copy of the registrant's Code of Ethics is filed herewith.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Directors of the registrant has determined that the registrant does not have an audit committee financial expert. The audit committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee, consisting entirely of independent directors within meaning of the securities laws, determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient expertise to adequately perform its duties without the addition of a qualified expert.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services, and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees, and other fees by the principal accountant.


                                    FYE 6/30/2005          FYE 6/30/2004

Audit Fees                          $7,000.00                $6,500.00

Audit-Related Fees                  N/A                         N/A

Tax Fees                            $1,500.00                $1,500.00

All Other Fees                      N/A                         N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant. All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time, permanent employees of the principal accountant.

The following table indicates the non-audit fees billed by the registrant's accountant for services to the registrant and to the registrant's distributor for the last two years. The audit committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant's distributor is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.


NON-AUDIT RELATED FEES              FYE 6/30/2005             FYE 6/30/2004

Registrant                               N/A                       N/A

Registrant's Distributor                 N/A                       N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASES.

Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not Applicable.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15 (b) under the Securities Exchange Act of 1934, as amended.

(b) There were no significant changes in the Registrant's internal controls over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

              (a)   (1)    Any Code of Ethics for Principal Executive and Senior
                           Financial Officers - Filed herewith.

                    (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith.

                    (3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons - Not applicable.

             (b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Files herewith.

SIGNATURES.

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Matterhorn Growth Fund, Inc.

By (signature and Title)   /s/ GREGORY A. CHURCH
                          -----------------------
                          Gregory A. Church, President

Date August 29, 2005




         Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following person on behalf of the registrant and in the capacities and on the date indicated.

By (signature and title)     /s/ GREGORY A. CHURCH
                             ---------------------
                             Gregory A. Church, President and Treasurer
Date August 29, 2005